Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value
The following tables represent the fair value hierarchy for financial assets and liabilities measured at fair value at December 31, 2017 and 2016:

	December 31, 2017
($ thousands)	Level 1	Level 2	Level 3	Total Fair Value
Restricted Investments	57,465	—	—	57,465

Derivative Assets:
Foreign Currency Forward Contracts	—	501	—	501
Interest Rate Swaps	—	479	—	479
Call Option	—	—	2,638	2,638

Jackpot Investments	459	—	—	459
Available-for-Sale Investments	11,991	—	—	11,991

Contingent Consideration	—	—	7,755	7,755

Derivative Liabilities:
Foreign Currency Forward Contracts	—	4,399	—	4,399
Interest Rate Swaps	—	14,953	—	14,953

	December 31, 2016
($ thousands)	Level 1	Level 2	Level 3	Total
Restricted Investments	46,718	—	—	46,718

Derivative Assets:
Foreign Currency Forward Contracts	—	8,339	—	8,339
Interest Rate Swaps	—	1,079	—	1,079

Jackpot Investments	4,184	—	—	4,184
Available-for-Sale Investments	12,666	—	—	12,666

Contingent Consideration	—	—	2,241	2,241

Derivative Liabilities:
Foreign Currency Forward Contracts	—	126	—	126
Interest Rate Swaps	—	13,709	—	13,709

Schedule of Fair Value Hierarchy for Financial Assets and Liabilities not Measured at Fair Value
The following tables represent the fair value hierarchy for assets and liabilities not measured at fair value at December 31, 2017 and 2016:

	December 31, 2017
($ thousands)	Carrying Value	Level 1	Level 2	Level 3	Total Fair Value	Unrealized Gain (Loss)	Realized Loss
Customer financing receivables, net	226,258	—	—	225,718	225,718	(540)	—
Available-for-sale investments	12,409	—	—	12,409	12,409	—	—
Goodwill	1,439,867	—	—	1,439,867	1,439,867	—	(714,000)
Jackpot liabilities	275,626	—	—	268,581	268,581	7,045	—
Debt	8,391,647	—	8,974,126	—	8,974,126	(582,479)	—

	December 31, 2016
($ thousands)	Carrying Value	Level 1	Level 2	Level 3	Total Fair Value	Unrealized Gain (Loss)
Customer financing receivables, net	163,735	—	—	165,241	165,241	1,506
Available-for-sale investments	14,838	—	—	14,838	14,838	—
Jackpot liabilities	299,042	—	—	291,026	291,026	8,016
Debt	7,872,285	—	8,415,890	—	8,415,890	(543,605)